Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2023	2022	2021
Current tax expense:
Federal	$588	$190	$160
Foreign	443	404	353
State and local	192	19	107
Total current tax expense	1,223	613	620
Deferred tax expense (benefit):
Federal	(379)	104	208
Foreign	31	(5)	22
State and local	(75)	56	27
Total deferred tax expense (benefit)	(423)	155	257
Provision for income taxes	$800	$768	$877

The deferred tax benefit for 2023 is primarily driven by depreciation and amortization, the accrual for the FDIC special assessment and unrealized gains on securities.

The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2023	2022	2021
Domestic	$2,001	$1,697	$2,965
Foreign	2,087	1,631	1,683
Income before taxes	$4,088	$3,328	$4,648

The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2023	2022
Depreciation and amortization	$1,811	$2,063
Pension obligation	388	374
Other liabilities	149	145
Renewable energy investment	156	205
Equity investments	56	57
Securities valuation	(29)	(31)
Leasing	(41)	(25)
Other assets	(55)	(31)
Credit losses on loans	(106)	(70)
Reserves not deducted for tax	(314)	(154)
Tax credit carryforward	—	(224)
Employee benefits	(252)	(253)
U.S. foreign tax credits	(96)	(100)
Valuation allowance	130	100
Net deferred tax liability	$1,797	$2,056
As of Dec. 31, 2023, BNY Mellon had $96 million of U.S. foreign tax credit carryforwards which will begin to expire in 2029. In addition, we have an unrealized capital loss of $34 million. We believe it is more likely than not that the benefit from these items will not be realized. Accordingly, we have recorded a valuation allowance of $130 million. We believe it is more likely than not that we will fully realize our remaining deferred tax assets. This conclusion is based on historical financial results and profit forecasts.

As of Dec. 31, 2023, we had approximately $1.2 billion of earnings attributable to foreign subsidiaries that have been permanently reinvested abroad and for which no local distribution tax provision has been recorded. If these earnings were to be repatriated, the estimated tax liability as of Dec. 31, 2023 would be up to $150 million.

The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2023	2022	2021
Federal rate	21.0%	21.0%	21.0%
State and local income taxes, net of federal income tax benefit	2.3	1.8	2.3
Foreign operations	1.1	2.1	0.8
Tax credits	(5.6)	(6.1)	(4.6)
Tax-exempt income	(0.7)	(1.0)	(1.0)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.5	0.4	0.3
Stock compensation	(0.2)	(0.6)	(0.1)
Goodwill impairment	—	3.9	—
Divestiture of stock in subsidiary	0.7	1.0	—
Other – net	0.5	0.6	0.2
Effective tax rate	19.6%	23.1%	18.9%

Unrecognized tax positions
(in millions)	2023	2022	2021
Beginning balance at Jan. 1, – gross	$106	$138	$119
Prior period tax positions:
Increases	—	—	18
Decreases	(5)	(11)	(3)
Current period tax positions	8	8	9
Settlements	—	(16)	(5)
Statute expiration	—	(13)	—
Ending balance at Dec. 31, – gross	$109	$106	$138

Our total tax reserves as of Dec. 31, 2023 were $109 million compared with $106 million at Dec. 31, 2022. If these tax reserves were unnecessary, $109 million would affect the effective tax rate in future periods. We recognize accrued interest and penalties, if applicable, related to income taxes in income tax expense. Included in the balance sheet at Dec. 31, 2023 is accrued interest, where applicable, of $39 million. The additional tax expense related to interest for the year ended Dec. 31, 2023 was $6 million, compared with $5 million for the year ended Dec. 31, 2022.

It is reasonably possible the total reserve for uncertain tax positions could decrease within the next 12 months by approximately $9 million as a result of adjustments related to tax years that are still subject to examination.
Our federal income tax returns are closed to examination through 2016. Our New York State and New York City income tax returns are closed to examination through 2014. Our UK income tax returns are closed to examination through 2020.